Insurance Contracts - Summary of Financial Assets Subject to the Overlay Approach (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	₩ 8,343,604	₩ 7,739,106
Due from financial institutions
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	80,179	70,312
Debt securities
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	8,023,999	7,363,457
Equity securities
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	₩ 239,426	₩ 305,337